Finance Income and Finance Costs - Summary of Finance Income (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Finance Income Expense [Abstract]
Interest income	$ 234,700	$ 227,465
Foreign exchange gain	11,952
Finance income	$ 246,652	$ 227,465